INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

12.INCOME AND SOCIAL CONTRIBUTION TAXES

The Company and its wholly-owned subsidiaries located in Brazil are subject to the tax regime based on taxable income. The wholly-owned subsidiaries located abroad are taxed in their respective jurisdictions, according to local regulations.

In Brazil, the Law nº. 12,973/14 revoked article 74  of Provisional Measure nº.2,158/01 and determines that the parcel of the adjustment of the value of the investment in wholly-owned subsidiary, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at the each year ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims at a non-double taxation, in Brazil, of profit earned by its wholly-owned subsidiary located in Austria, according to Law n°. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the records of the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, in determining of taxable income and social contribution basis of the net profit of the Company for the year ended December 31, 2020. There is no provision for tax related to the profit of such wholly-owned subsidiary in 2020.

12.1.Deferred income and social contribution taxes

	December 31,	December 31,
	2020	2019

Tax loss carryforwards	1,013,008	600,249
Negative tax base	329,412	146,346

Assets temporary differences
Provision for judicial liabilities	233,100	265,571
Operating provisions and other losses	1,051,096	914,696
Exchange rate variation (1)	6,112,906	2,001,942
Losses on derivatives (“MtM”) (1)	2,303,833	618,427
Fair value adjustment on business combination – Amortization	718,645	713,656
Unrealized profit on inventories	176,847	293,322
Lease	287,066	22,044
Provision of deferred taxes on results of subsidiaries abroad	33,893
Other temporary differences (3)	158,172	—
	12,417,978	5,576,253

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	469,875	216,857
Property, plant and equipment - deemed cost adjustment	1,385,642	1,506,220
Accelerated tax depreciation	1,025,136	1,113,200
Borrowing cost	110,036	104,549
Fair value of biological assets	237,879	53,502
Tax provision on results of subsidiaries abroad (2)		463,850
Fair value adjustment on business combination – Deferred taxes, net	469,419	502,347
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	43,559	43,559
Other temporary differences		17,004
	3,741,546	4,021,088

Non-current assets	8,677,002	2,134,040
Non-current liabilities	570	578,875

1)The variation is due to the increase in the exchange rate in the year ended December 31, 2020.

2)Amount reversed as a result of a favorable judgement entered for Company, which ensured Company's right to calculate and pay the Corporate Income Tax and Social Contribution on Net Income due in Brazil, without adding to its taxable base the profit earned as of January 2019 by its wholly-owned subsidiary Suzano International Trade GmbH (former Fibria International Trade GmbH), in accordance with the terms of the Brazil-Austria Double Taxation Treaty, either with regard to the merged company Fibria Celulose SA (wholly-owned subsidiary merged on April 1, 2019) in relation to the 1st quarter 2019 base period early terminated due to the merger, either with respect to the subsequent calculation base periods when Suzano International Trade GmbH was already a subsidiary of the Company.

3)On December 29, 2020, with the final decision of CADE's approval related to the purchase and sale agreement of rural property (note 1.2.2), Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code. As the accounting recognition will only occur at the Closing of the Transaction, on January 5, 2021 (note 32.1) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Except for tax loss carryforwards, the negative basis of social contribution and accelerated depreciation are only achieved by the Income Tax (“IRPJ”), other tax bases were subject to both taxes.

The breakdown of accumulated tax losses and social contribution tax loss carryforwards is set forth below:

	December 31,	December 31,
	2020	2019
Tax loss carry forward	4,052,013	2,400,998
Social contribution tax loss carryforward	3,660,133	1,626,064

The rollforward of net balance of deferred income tax is set for the below:

	December 31,	December 31,
	2020	2019
Beginning balance	1,555,165	(1,029,135)
Tax loss	412,759	270,559
Tax loss carryforwards	183,066	139,719
(Reversal) provision for judicial liabilities	(32,471)	31,262
Operating provision (reversal) and other losses	136,400	(21,757)
Exchange rate variation (1)	4,110,964	552,421
Derivative losses (“MtM”)(1)	1,685,406	319,860
Fair value adjustment on business combination – Amortization	37,917	699,527
Unrealized profit on inventories	(116,475)	65,492
Lease	265,022	(3,274)
Tax benefit on unamortized goodwill	(253,018)	(203,696)
Property, plant and equipment - Deemed cost	120,578	46,359
Accelerated depreciation	88,064	82,982
Borrowing cost	(5,487)	44,727
Fair value of biological assets	(184,377)	(60,778)
Reversal/(provision) of deferred taxes on the result of subsidiaries abroad (2)	497,743	(351,485)
Business combination		1,034,842
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)		(43,559)
Other temporary differences	175,176	(18,901)
Ending balance	8,676,432	1,555,165
1)	The variation is due to the increase in the exchange rate in the year ended December 31, 2020.
2)

On December 29, 2020, with the final decision of CADE's approval related to the purchase and sale agreement of rural property (note 1.2.2), Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code. As the accounting recognition will only occur at the Closing of the Transaction, on January 5, 2021 (note 32.1) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

12.2.Reconciliation of the effects of income tax and social contribution on profit or loss

	December 31,	December 31,
	2020	2019

Loss before taxes	(17,642,129)	(4,097,203)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	5,998,324	1,393,049

Tax effect on permanent differences
Taxation (difference) on profit of wholly-owned subsidiaries abroad (1)	1,373,845	(24,933)
Equity method	12,288	10,878
Thin capitalization (2)	(675,356)	(95,003)
Credit related to Reintegra Program	6,278	4,515
Tax incentives applicable to income tax (3)	10,668	18,919
Director bonus	(7,677)	(43,913)
Offset income tax abroad	72,890
Merger of subsidiaries (4)	67,311
Donations / Fines - Other	68,623	18,949
	6,927,194	1,282,461
Income tax
Current	(173,322)	(220,311)
Deferred	5,225,655	1,093,200
	5,052,333	872,889
Social Contribution
Current	(8,604)	(25,799)
Deferred	1,883,465	435,371
	1,874,861	409,572
Income and social contribution benefits (expenses) on the year	6,927,194	1,282,461

Effective rate of income and social contribution tax expenses	39.27%	31.30%
1)	The effect of the difference in taxation of subsidiaries is substantially due to the difference between the nominal rates of Brazil and subsidiaries abroad.
2)

The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On December 31, 2020 the Company did not meet all limits and requirements, therefore a provision for tax payment was recorded.

3)	Tax incentives applicable to ICMS, which is deducted from the calculation basis of Income Tax and Social Contribution.
4)	Merger of legal entities (note 1.1).

12.3.Tax incentives

Company has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendency (“SUDENE”) in the Mucuri (BA), Eunápolis - Veracel (BA) and Imperatriz (MA) regions. The IRPJ reduction incentive is calculated based on the activity profit (exploitation profit) and considers the allocation of the operating profit by the incentive production levels for each product. The incentive of lines 1 and 2 of Mucuri (BA) facility expire, respectively, in 2024 and 2027, Imperatriz facility expire in 2024 and Eunápolis - Veracel (BA) facility expire in 2025.